Share-Based Compensation - Summary of Weighted Average Grant Date Fair Value and Intrinsic Value of Options Exercised (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Grant Date Fair Value And Intrinsic Value Of Options Exercised [Abstract]
Weighted average grant date fair value (per share) of stock option units granted	$ 7.39	$ 3.05
Intrinsic value of stock option units exercised, using market price at exercise date	$ 21,131	$ 7,000